REAL ESTATE SECURITIES - Real Estate Securities Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Integer		Dec. 31, 2012 Integer		Jun. 27, 2013
Outstanding Face Amount	$ 1,170,905	[1]	$ 2,078,101	[1]
Before Impairment - Amortized Cost Basis	1,069,503		1,811,040
Other Than Temporary Impairment - Amortized Cost Basis	(167,648)		(202,253)
Amortized Cost Basis	901,855	[2]	1,608,787
Gains - Gross Unrealized	82,699		98,762
Losses - Gross Unrealized	(291)		(15,974)
Carrying Value	984,263	[3]	1,691,575	[3]
Number of Investments	165		229
Weighted Average Rating	BBB	[1],[4]	BBB-	[4]
Weighted Average Coupon	3.65%		3.04%
Weighted Average Yield	5.44%		4.69%
Weighted Average Maturity (Years)	2 years 10 months 24 days	[5]	4 years	[5]
CMBS Conduit
Outstanding Face Amount	238,400		340,978
Before Impairment - Amortized Cost Basis	215,341		315,554
Other Than Temporary Impairment - Amortized Cost Basis	(69,099)		(98,481)
Amortized Cost Basis	146,242		217,073
Gains - Gross Unrealized	52,900		47,776
Losses - Gross Unrealized	(208)		(10,081)
Carrying Value	198,934	[3]	254,768	[3]
Number of Investments	34		53
Weighted Average Rating	BB-	[4]	BB-	[4]
Weighted Average Coupon	5.47%		5.55%
Weighted Average Yield	17.00%		10.81%
Weighted Average Maturity (Years)	2 years 7 months 6 days	[5]	3 years 3 months 18 days	[5]
Principal Subordination - Weighted Average	10.20%	[6]	9.80%	[6]
CMBS Single Borrower
Outstanding Face Amount	91,492		125,123
Before Impairment - Amortized Cost Basis	90,788		123,638
Other Than Temporary Impairment - Amortized Cost Basis	(12,364)		(12,364)
Amortized Cost Basis	78,424		111,274
Gains - Gross Unrealized	3,964		4,482
Losses - Gross Unrealized	(82)		(3,002)
Carrying Value	82,306	[3]	112,754	[3]
Number of Investments	15		22
Weighted Average Rating	BB	[4]	BB	[4]
Weighted Average Coupon	5.71%		4.89%
Weighted Average Yield	7.16%		5.92%
Weighted Average Maturity (Years)	2 years 4 months 24 days	[5]	2 years 10 months 24 days	[5]
Principal Subordination - Weighted Average	7.80%	[6]	9.20%	[6]
CMBS Large Loan
Outstanding Face Amount	3,229		8,891
Before Impairment - Amortized Cost Basis	3,212		8,619
Other Than Temporary Impairment - Amortized Cost Basis
Amortized Cost Basis	3,212		8,619
Gains - Gross Unrealized	17		250
Losses - Gross Unrealized
Carrying Value	3,229	[3]	8,869	[3]
Number of Investments	1		1
Weighted Average Rating	BBB-	[4]	BBB-	[4]
Weighted Average Coupon	6.63%		6.08%
Weighted Average Yield	8.87%		12.41%
Weighted Average Maturity (Years)	0 years 3 months 18 days	[5]	0 years 7 months 6 days	[5]
Principal Subordination - Weighted Average	8.10%	[6]	4.80%	[6]
REIT Debt
Outstanding Face Amount	29,200	[7]	62,700
Before Impairment - Amortized Cost Basis	28,667		62,069
Other Than Temporary Impairment - Amortized Cost Basis
Amortized Cost Basis	28,667	[2]	62,069
Gains - Gross Unrealized	2,519		4,105
Losses - Gross Unrealized
Carrying Value	31,186	[3]	66,174	[3]
Number of Investments	5		10
Weighted Average Rating	BB+	[4]	BBB-	[4]
Weighted Average Coupon	5.89%		5.72%
Weighted Average Yield	6.86%		5.89%
Weighted Average Maturity (Years)	1 year 9 months 18 days	[5]	1 year 9 months 18 days	[5]
Principal Subordination - Weighted Average	N/A	[6]		[6]
Non-Agency RMBS
Outstanding Face Amount	96,762	[7]	558,215
Before Impairment - Amortized Cost Basis	103,535		390,509
Other Than Temporary Impairment - Amortized Cost Basis	(62,860)		(68,708)
Amortized Cost Basis	40,675	[2]	321,801
Gains - Gross Unrealized	16,907		34,565
Losses - Gross Unrealized	(1)		(391)
Carrying Value	57,581	[3]	355,975	[3]
Number of Investments	34		69
Weighted Average Rating	CCC+	[4]	CC	[4]
Weighted Average Coupon	1.07%		0.76%
Weighted Average Yield	12.20%		7.50%
Weighted Average Maturity (Years)	4 years 4 months 24 days	[5]	6 years 4 months 24 days	[5]
Principal Subordination - Weighted Average	25.90%	[6]	13.30%	[6]
ABS Franchise
Outstanding Face Amount	8,464	[7]	10,098
Before Impairment - Amortized Cost Basis	7,647		9,386
Other Than Temporary Impairment - Amortized Cost Basis	(7,647)		(7,839)
Amortized Cost Basis		[2]	1,547
Gains - Gross Unrealized			237
Losses - Gross Unrealized			(309)
Carrying Value		[3]	1,475	[3]
Number of Investments	1		3
Weighted Average Rating	C	[4]	CCC-	[4]
Weighted Average Coupon	6.69%		5.93%
Weighted Average Yield	0.00%		3.40%
Weighted Average Maturity (Years)			4 years 8 months 12 days	[5]
Principal Subordination - Weighted Average	0.00%	[6]	3.00%	[6]
FNMA/FHLMC Securities
Outstanding Face Amount	514,994	[8]	768,619		22,800
Before Impairment - Amortized Cost Basis	548,456	[8]	818,866	[8]
Other Than Temporary Impairment - Amortized Cost Basis	(817)	[8]		[8]
Amortized Cost Basis	547,639	[8]	818,866	[8]
Gains - Gross Unrealized	3,631		3,860
Losses - Gross Unrealized			(2,191)
Carrying Value	551,270	[3],[8]	820,535	[3],[8]
Number of Investments	64		58
Weighted Average Rating	AAA	[4]	AAA	[4]
Weighted Average Coupon	2.90%		3.05%
Weighted Average Yield	1.25%		1.40%
Weighted Average Maturity (Years)	3 years 7 months 6 days	[5]	3 years 6 months	[5]
Principal Subordination - Weighted Average	N/A	[6]		[6]
CDOs
Outstanding Face Amount	188,364	[9]	203,477	[9]
Before Impairment - Amortized Cost Basis	71,857	[9]	82,399	[9]
Other Than Temporary Impairment - Amortized Cost Basis	(14,861)	[9]	(14,861)	[9]
Amortized Cost Basis	56,996	[9]	67,538	[9]
Gains - Gross Unrealized	2,761	[9]	3,487	[9]
Losses - Gross Unrealized		[9]		[9]
Carrying Value	$ 59,757	[3],[9]	$ 71,025	[3],[9]
Number of Investments	11	[9]	13	[9]
Weighted Average Rating	CCC-	[4],[9]	BB	[4],[9]
Weighted Average Coupon	3.21%	[9]	2.83%	[9]
Weighted Average Yield	7.56%	[9]	7.07%	[9]
Weighted Average Maturity (Years)	1 year 2 months 12 days	[5],[9]	1 year 7 months 6 days	[5],[9]
Principal Subordination - Weighted Average	19.10%	[6],[9]	20.90%	[6],[9]

[1]	As of December 31, 2013 and 2012, the total outstanding face amount of fixed rate securities was $0.4 billion and $0.5 billion, respectively, and of floating rate securities were $0.8 billion and $1.5 billion, respectively.
[2]	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2013.
[3]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.
[4]	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies, represent the most resent credit ratings available as of the reporting date and may not be current.
[5]	The weighted average maturity is based on the timing of expected principal reduction on the assets.
[6]	Percentage of the outstanding face amount of securities and residual interests that is subordinate to Newcastle's investments.
[7]	Net of incurred losses.
[8]	Amortized cost basis and carrying value include principal receivable of $4.8 million and $7.4 million as of December 31, 2013 and 2012, respectively.
[9]	Includes two CDO bonds issued by a third party with a carrying value of $57.8 million, three CDO bonds issued by CDO V (which has been deconsolidated) and held as an investment by Newcastle with a carrying value of $2.0 million and six CDO bonds issued by C-BASS with no carrying value.